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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05597

Invesco Municipal Income Opportunities Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/14

Item 1. Schedule of Investments.

Invesco Municipal Income Opportunities Trust

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	MS-CE-MIOPP-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–110.81%*

Alabama–0.78%

Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	$925	$893,948
Jefferson (County of);
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (a)(b)	6.60%	10/01/42	1,300	835,744
Series 2013 F, Sr. Lien Sewer Revenue Conv. CAB Wts. (b)	7.75%	10/01/46	1,700	990,505
				2,720,197

Arizona–4.43%

Casa Grande (City of) Industrial Development Authority (Casa Grande Regional Medical Center); Series 2001 A, Ref. Hospital RB	7.63%	12/01/29	1,000	1,006,950
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.38%	09/01/32	1,000	941,170
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB	6.40%	07/01/47	600	616,800
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (c)	6.75%	07/01/44	750	775,710
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/42	1,000	982,630
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB (d)(e)	7.00%	01/01/16	3,000	3,369,000
Pima (County of) Industrial Development Authority (Coral Academy Science); Series 2008 A, Education Facilities RB	7.25%	12/01/38	1,000	1,029,660
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/48	1,000	926,050
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (f)	6.55%	12/01/37	2,000	2,030,200
Pima (County of) Industrial Development Authority (Noah Webster Basic Schools);
Series 2004 A, Education RB	6.00%	12/15/24	1,000	1,004,560
Series 2004 A, Education RB	6.13%	12/15/34	500	501,155
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/27	1,330	1,255,866
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, Education RB	6.00%	07/01/43	1,000	998,570
				15,438,321

California–12.66%

ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/47	1,000	1,018,350
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,000	1,059,340
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)(g)	5.00%	09/15/32	960	1,062,422
California (State of) Educational Facilities Authority (Stanford University);
Series 2012 U-2, Ref. RB (g)	5.00%	10/01/32	3,500	4,571,665
Series 2014 U-6, RB (g)	5.00%	05/01/45	3,000	3,896,730
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, Sub. Mobile Home Park RB	5.88%	08/15/49	1,250	1,252,119
California (State of) Municipal Finance Authority (High Tech High-Media Arts); Series 2008 A, Educational Facility RB (c)	5.88%	07/01/28	855	868,261
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, Charter School Lease RB	6.00%	07/01/42	1,000	1,024,090
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (c)(f)	5.00%	07/01/37	1,000	1,030,120
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	695	695,000
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB	7.25%	11/01/31	1,000	1,152,040
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	750	701,970

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2007, RB	5.63%	06/01/33	$1,000	$1,009,310
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/43	750	749,970
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/38	1,000	817,350
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	965	976,792
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(h)	0.00%	08/01/46	10,000	1,754,300
Foothill-Eastern Transportation Corridor Agency; Series 2013 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/43	1,000	1,167,550
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	1,000	831,940
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,000	1,557,280
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	1,000	844,330
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB (h)	0.00%	06/01/36	6,000	1,088,340
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	1,000	1,254,420
Palm Springs (City of) (Palm Springs International Airport); Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (f)	5.55%	07/01/28	435	436,292
Poway Unified School District (School Facilities Improvement); Series 2011, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/39	8,000	2,503,120
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,000	1,024,050
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/48	1,000	1,102,980
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	1,000	1,025,370
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	1,000	1,159,220
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/41	1,400	1,566,684
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, Special Tax CAB RB (h)	0.00%	08/01/37	5,000	1,377,350
Southern California Logistics Airport Authority; Series 2008 A, Tax Allocation CAB RB (h)	0.00%	12/01/44	18,085	557,018
Union City (City of) Community Redevelopment Agency (Community Redevelopment); Series 2011, Sub. Lien Tax Allocation RB	6.88%	12/01/33	1,500	1,833,180
Victor Valley Union High School District (Election of 2008); Series 2013 B, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/48	8,310	1,179,023
				44,147,976

Colorado–5.16%

Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.75%	01/01/37	1,500	1,528,170
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (g)	5.50%	01/01/35	3,000	3,488,940
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB	6.25%	11/15/40	1,000	1,091,340
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	1,000	1,101,940
Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,420	1,301,785
Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	2,000	1,763,980
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/35	925	939,800
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	500	523,685
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	1,000	1,016,310
Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	2,000	1,889,540
University of Colorado; Series 2013 A, Enterprise RB (g)	5.00%	06/01/43	3,000	3,336,360
				17,981,850

Connecticut–0.33%

Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (c)(i)	5.13%	10/01/36	2,955	1,157,267

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Delaware–0.29%

Sussex (County of) (Cadbury at Lewes); Series 2006 A, First Mortgage RB	6.00%	01/01/35	$1,000	$1,005,410

District of Columbia–0.77%

District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	1,000	1,147,630
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (g)	5.00%	12/01/25	1,335	1,554,434
				2,702,064

Florida–10.06%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,054,350
Series 2007, IDR	5.88%	11/15/36	2,000	1,979,640
Series 2007, IDR	5.88%	11/15/42	1,000	975,350
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.38%	11/15/49	750	777,210
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/46	1,000	1,154,350
Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (a)(g)	5.00%	09/01/23	7,245	7,886,400
Capital Trust Agency (Million Air One LLC); Series 2011, RB (f)	7.75%	01/01/41	1,000	1,033,840
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (c)	8.25%	05/15/49	1,200	1,297,272
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	1,000	1,207,260
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2012 A, Educational Facilities RB	6.13%	06/15/43	1,000	962,620
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.75%	10/01/42	1,000	1,022,150
Miami-Dade (County of); Series 2009, Sub. Special Obligation CAB RB (h)	0.00%	10/01/42	7,900	1,856,579
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. RB	5.70%	07/01/26	1,000	1,009,680
Series 2007, First Mortgage RB	5.50%	07/01/32	1,000	1,007,550
Series 2007, First Mortgage RB	5.50%	07/01/38	500	501,380
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/49	750	837,135
Renaissance Commons Community Development District; Series 2005 A, Special Assessment RB	5.60%	05/01/36	1,740	1,477,504
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (g)	5.00%	08/15/32	7,000	7,352,310
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	1,000	1,080,510
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	600	608,082
				35,081,172

Georgia–1.62%

Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.38%	05/15/43	1,000	1,065,940
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	1,000	1,181,650
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,500	1,563,600
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB (f)	9.00%	06/01/35	750	792,517
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.13%	09/01/40	1,000	1,055,020
				5,658,727

Hawaii–0.66%

Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	1,000	1,170,080
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	1,000	1,121,310
				2,291,390

Idaho–0.54%

Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.13%	10/01/49	1,000	1,034,070

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–(continued)

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	$815	$836,100
				1,870,170

Illinois–12.27%

Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	1,750	1,706,705
Bolingbrook (Village of); Series 2005, Sales Tax RB	5.75%	01/01/24	2,000	1,881,780
Chicago (City of) (Lakeshore East); Series 2002, Special Assessment Improvement RB	6.75%	12/01/32	1,911	1,938,327
Chicago (City of); Series 2011, COP	7.13%	05/01/25	1,030	1,140,158
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	1,000	1,021,730
Hillside (Village of) (Mannheim Redevelopment); Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	1,000	1,041,140
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	1,000	1,154,890
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB	7.00%	02/15/38	1,445	1,454,595
Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB	8.00%	02/15/30	1,130	1,171,787
Series 2010 A, RB	8.25%	02/15/46	775	805,814
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	500,080
Series 2006 A, RB	6.00%	08/15/39	1,500	1,506,435
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.75%	05/15/46	1,000	1,022,640
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	2,000	2,033,860
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.25%	05/15/45	1,000	685,000
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/43	1,000	1,066,920
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/43	1,000	960,250
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	1,000	1,008,750
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	2,500	2,439,125
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	500	570,025
Series 2011, Ref. Charter School RB	7.13%	10/01/41	500	575,965
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (g)	5.25%	10/01/52	3,000	3,321,900
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB (i)	6.90%	11/15/33	1,750	1,375,920
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB (g)	5.50%	06/15/50	960	1,031,530
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (g)	5.50%	01/01/33	3,000	3,338,970
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	985	1,073,729
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB	8.50%	06/01/41	1,000	1,093,480
Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Service Area No. 7 Special Tax RB	6.00%	03/01/36	2,387	2,421,564
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	930	935,450
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.38%	11/15/45	1,000	1,053,850
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (f)	7.00%	12/01/42	1,425	1,455,538
				42,787,907

Indiana–1.55%

Carmel (City of) (Barrington Carmel); Series 2012 A, RB	7.13%	11/15/47	515	546,456
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/39	1,000	1,117,970
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/33	500	508,510
St. Joseph (County of) (Holy Cross Village at Notre Dame);
Series 2006 A, Economic Development RB	6.00%	05/15/26	560	572,774
Series 2006 A, Economic Development RB	6.00%	05/15/38	525	531,494
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (f)	7.00%	01/01/44	1,000	1,117,650
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (c)	5.80%	09/01/47	1,000	1,000,010
				5,394,864

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–2.70%

Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	$1,000	$1,087,800
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,000	992,260
Iowa (State of) Finance Authority (Bethany Life Communities); Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	1,000	1,001,440
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.25%	12/01/25	2,000	2,091,320
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	750	718,245
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.38%	06/01/38	1,000	874,590
Series 2005 C, Asset-Backed RB	5.63%	06/01/46	1,000	862,630
Series 2005 D, Asset-Backed CAB RB (h)	0.00%	06/01/46	10,000	759,300
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	1,000	1,017,000
				9,404,585

Kansas–1.02%

Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	1,400	1,418,256
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/43	1,000	1,070,630
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/48	1,000	1,065,890
				3,554,776

Kentucky–0.69%

Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB	7.38%	05/15/46	1,000	1,132,710
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, First Tier Toll Conv. CAB RB (b)	6.88%	07/01/46	2,000	1,278,360
				2,411,070

Louisiana–0.77%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	1,984	734,477
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/29	750	870,675
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (c)	6.38%	12/01/34	1,000	1,089,510
				2,694,662

Maine–0.31%

Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/41	1,000	1,100,160

Maryland–1.53%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	1,000	1,083,360
Frederick (County of) (Jefferson Technology Park); Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/43	1,000	1,095,800
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	1,000	1,117,960
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB (d)(e)	6.00%	05/01/15	1,000	1,051,510
Westminster (City of) (Carroll Lutheran Village); Series 2004 A, Economic Development RB	6.25%	05/01/34	1,000	1,000,480
				5,349,110

Massachusetts–1.30%

Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/35	800	801,808
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/46	709	581,278
Series 2011 A-2, RB	5.50%	11/15/46	38	27,195
Series 2011 B, CAB RB (h)	0.00%	11/15/56	187	843
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (g)	5.50%	07/01/32	505	685,760
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.88%	01/01/41	1,000	1,180,190

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (a)(g)	5.50%	08/01/30	$960	$1,253,376
				4,530,450

Michigan–0.94%

Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	1,200	1,240,140
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.25%	07/01/39	1,000	996,500
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/43	1,000	1,037,550
				3,274,190

Minnesota–4.09%

Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/40	1,000	1,057,150
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	1,000	1,075,930
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	9.25%	03/01/39	1,000	1,111,390
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	1,500	1,782,615
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB	6.13%	10/01/39	1,500	1,573,620
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/48	1,000	1,086,080
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	1,000	1,117,350
Sartell (City of) (Country Manor Campus LLC); Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/43	500	504,580
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	6.25%	03/01/25	1,000	1,049,190
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2012 A, Charter School Lease RB	5.25%	09/01/32	1,060	1,063,434
Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing RB	6.00%	05/01/47	1,000	1,089,290
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	700	735,497
Winsted (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.88%	09/01/42	1,000	1,019,920
				14,266,046

Mississippi–0.29%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,000	1,000,580

Missouri–2.42%

Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (f)(i)	6.00%	07/01/37	1,200	171,264
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.50%	04/01/27	750	414,022
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/35	1,000	1,043,110
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,000	1,015,850
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2011, Sales Tax RB	6.75%	10/01/41	1,000	1,052,810
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.25%	05/15/39	1,000	1,150,110
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	1,000	1,051,870
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	1,000	1,014,160
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,519,185
				8,432,381

Nebraska–0.31%

Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	1,000	1,081,450

Nevada–0.96%

Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	505	414,570

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–(continued)

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	$700	$809,151
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/23	920	953,267
Sparks (City of) (Local Improvement District No. 3 - Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	1,070	1,172,677
				3,349,665

New Hampshire–0.61%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	975	1,039,184
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.88%	07/01/41	1,000	1,104,860
				2,144,044

New Jersey–2.88%

Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	1,000	1,127,140
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (f)	5.25%	09/15/29	1,000	1,035,940
Series 2012, RB (f)	5.75%	09/15/27	1,000	1,057,970
New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.75%	01/01/25	710	713,003
Series 2005 A, First Mortgage RB	5.88%	01/01/37	1,230	1,231,452
New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center); Series 2006, First Mortgage RB	5.38%	11/01/36	700	562,814
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	1,000	1,083,110
Tobacco Settlement Financing Corp.;
Series 2007 1-A, RB	4.75%	06/01/34	1,000	787,770
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	1,000	865,390
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	2,000	1,580,220
				10,044,809

New Mexico–0.31%

New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	1,000	1,069,980

New York–7.59%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (h)	0.00%	07/15/35	1,475	495,600
Series 2009, PILOT CAB RB (h)	0.00%	07/15/46	10,000	1,799,900
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.); Series 2006 A, RB	6.00%	11/15/36	1,000	1,014,640
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview);
Series 1999, Civic Facility RB	6.15%	06/01/19	575	575,690
Series 1999, Civic Facility RB	6.20%	06/01/29	500	500,235
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	1,500	787,485
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB (f)(g)	5.00%	10/15/27	1,700	1,928,871
One Hundred Sixty-Ninth Series 2011, Consolidated RB (f)(g)	5.00%	10/15/28	1,300	1,465,984
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	1,200	1,338,864
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (a)	5.00%	01/01/39	500	509,320
New York (City of) Municipal Water Finance Authority; Series 2013 BB, Water & Sewer System RB (g)	5.00%	06/15/47	3,000	3,270,720
New York (City of) Transitional Finance Authority;
Series 2013 I, Sub. Future Tax Sec. RB (g)	5.00%	05/01/42	2,400	2,655,288
Subseries 2012 F-1, Future Tax Sec. RB (g)	5.00%	05/01/39	6,000	6,637,320
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	1,000	1,097,930

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $1,697,125) (c)(i)	6.13%	02/15/19	$2,000	$20
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB (f)	6.38%	01/01/39	1,395	1,385,486
TSASC, Inc.;
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.00%	06/01/34	700	608,076
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	500	417,455
				26,488,884

North Carolina–0.55%

North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/35	750	788,115
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/41	1,000	1,117,010
				1,905,125

Ohio–4.34%

Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-3, Sr. Asset-Backed Turbo RB	6.25%	06/01/37	1,000	860,090
Series 2007 B, First Sub. Asset-Backed CAB RB (h)	0.00%	06/01/47	40,000	2,453,200
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	1,500	1,538,490
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (c)	6.75%	01/01/44	1,000	1,030,850
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	2,000	2,040,180
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/47	750	638,310
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/42	1,000	1,103,680
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	1,000	1,067,570
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	1,000	1,089,600
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	1,000	984,710
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	1,000	1,125,030
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	1,200	1,206,096
				15,137,806

Oklahoma–1.12%

Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	780	763,706
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	1,000	1,040,040
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/37	1,000	1,016,530
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB	7.25%	11/01/45	1,000	1,095,260
				3,915,536

Pennsylvania–4.81%

Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	950	1,024,337
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,000	1,031,250
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	965	1,006,080
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB (i)	6.00%	09/01/36	1,800	926,226
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	1,000	944,630
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,000	1,135,070
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax General Obligation Bonds (g)	5.00%	06/15/34	3,000	3,456,420

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB (f)	6.00%	06/01/31	$1,000	$1,001,470
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB (g)	5.00%	06/15/21	3,000	3,482,040
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/43	750	785,347
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (c)	6.75%	06/15/43	1,000	1,020,870
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/35	945	961,566
				16,775,306

Puerto Rico–0.86%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.00%	07/01/33	1,000	740,220
Puerto Rico Sales Tax Financing Corp.;
First Sr. Series 2009 C, RB	5.75%	08/01/57	1,000	936,630
Series 2007 A, CAB RB (h)	0.00%	08/01/56	7,000	417,270
Series 2011 C, RB	5.25%	08/01/40	1,000	895,470
				2,989,590

Rhode Island–0.24%

Tobacco Settlement Financing Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	835	834,992

South Carolina–1.46%

Myrtle Beach (City of) (Myrtle Beach Air Force Base);
Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	835	813,866
Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	2,000	1,964,740
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/42	1,087	850,521
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/47	466	18,629
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,500	1,453,695
				5,101,451

Tennessee–1.48%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/31	2,000	2,090,400
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2006 A, RB	5.75%	09/01/37	1,000	1,004,920
Series 2013 A, Ref. RB	5.50%	09/01/47	1,000	982,800
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	930	1,069,202
				5,147,322

Texas–10.57%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (f)	4.85%	04/01/21	1,200	1,252,200
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/44	800	823,408
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB (c)	5.75%	01/01/34	1,100	1,113,739
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	1,000	1,149,230
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	1,000	1,148,450
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	1,000	1,119,250
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2004 A, RB	7.13%	09/01/34	1,750	1,762,793
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB	7.75%	11/15/44	1,000	624,980
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	1,000	1,011,850
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB (f)	6.63%	07/15/38	1,000	1,099,780
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	6.88%	05/15/41	1,000	1,195,840
La Vernia Higher Education Finance Corp. (Amigos Por Vida Friends for Life); Series 2008, RB	6.25%	02/15/26	1,465	1,474,112
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB	6.25%	08/15/39	1,000	1,117,440

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	$2,500	$2,600,625
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB (INS-BHAC) (a)(g)	5.75%	01/01/48	3,000	3,406,890
Series 2011 B, Special Project System CAB RB (h)	0.00%	09/01/37	7,000	2,063,250
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	7.38%	07/01/48	1,000	1,019,430
Red River Health Facilities Development Corp. (Sears Methodist Retirement System); Series 2013, Retirement Facility RB	6.15%	11/15/49	1,000	781,130
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS-AMBAC) (a)(f)	5.00%	07/15/39	1,000	1,002,160
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (f)	8.00%	07/01/38	1,000	1,068,490
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facility RB	8.13%	11/15/39	1,000	993,030
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, Retirement Facility RB	8.25%	11/15/44	1,000	878,790
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, CAB RB (INS-AMBAC) (a)(h)	0.00%	08/15/33	4,160	1,318,678
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	1,000	1,193,270
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,000	1,175,330
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (f)	6.75%	06/30/43	1,000	1,215,170
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB	7.13%	02/15/40	1,000	1,102,470
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	1,000	1,138,300
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	1,000	1,025,220
				36,875,305

Utah–0.30%

Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/40	1,000	1,060,620

Virginia–0.42%

Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	226	237,935
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (c)(d)(e)	9.00%	07/01/14	1,200	1,232,976
				1,470,911

Washington–2.30%

King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	1,000	1,006,840
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	1,000	1,067,780
King (County of); Series 2011 B, Ref. Sewer RB (g)	5.00%	01/01/34	3,000	3,336,180
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	1,000	1,133,340
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	1,200	1,470,072
				8,014,212

West Virginia–0.61%

Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/45	1,000	1,087,270
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.50%	10/01/38	1,000	1,028,710
				2,115,980

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–1.91%

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.38%	02/15/29	$1,500	$1,754,865
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB	7.63%	09/15/39	1,000	1,161,220
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2012, RB	5.88%	08/01/42	1,000	975,380
Series 2013, RB	7.00%	08/01/43	1,025	1,077,624
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	1,000	1,167,840
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.); Series 2012 A, Charter School RB	6.20%	10/01/42	500	513,355
				6,650,284
TOTAL INVESTMENTS(j)–110.81% (Cost $366,494,107)				386,428,597
FLOATING RATE NOTE OBLIGATIONS-(11.91)% Notes with interest and fee rates ranging from 0.58% to 0.69% at 05/31/14 and contractual maturities of collateral ranging from 06/15/21 to 10/01/52 (See Note 1D) (k)				(41,540,000)
OTHER ASSETS LESS LIABILITIES–1.10%				3,827,864
NET ASSETS–100.00%				$348,716,461

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
Conv.	—Convertible
COP	—Certificates of Participation
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
MFH	—Multi-Family Housing

PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
Wts.	—Warrants

Notes to Schedule of Investments:

*	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $11,616,605, which represented 3.33% of the Trust’s Net Assets.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security subject to the alternative minimum tax.

(g)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(h)	Zero coupon bond issued at a discount.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2014 was $4,365,174, which represented 1.25% of the Trust’s Net Assets.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2014. At May 31, 2014, the Trust’s investments with a value of $72,420,510 are held by Dealer Trusts and serve as collateral for the $41,540,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate

Invesco Municipal Income Opportunities Trust

D.	Floating Rate Note Obligations – (continued)

investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Income Opportunities Trust

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2014 was $23,588,044 and $16,904,874, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$33,666,034
Aggregate unrealized (depreciation) of investment securities	(13,231,499)
Net unrealized appreciation of investment securities	$20,434,535
Cost of investments for tax purposes is $365,994,062.

Invesco Municipal Income Opportunities Trust

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Income Opportunities Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.